Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets Net	Intangible assets, net consist of the following:
	December 31,
	2022	June 30 2023
	RMB	RMB	US$
Software	—	47,798	6,592
Total	—	47,798	6,592
Less: accumulated amortization	—	(2,629)	(363)
Intangible assets, net	—	45,169	6,229

Schedule of Estimated Aggregate Amortization Expense	Amortization expense for six months ended June 30, 2022 and 2023 amounted to nil and RMB2,511 (US$346), respectively. The estimated aggregate amortization expense for each of the five succeeding years is as follows:
Twelve months ending June 30,	RMB
2024	8,351
2025	8,351
2026	8,351
2027	8,351
2028	6,226
Thereafter	5,539
Total	45,169